Transactions With Related Parties And Affiliates Note Receivable From Affiliates And Other (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 22, 2018	Mar. 17, 2017	Nov. 15, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 16, 2017
Related Party Transaction [Line Items]
Payments to acquire notes receivable from affiliiates				$ 4,050	$ 0	$ 0
Notes receivable		$ (29,423)		(29,423)	0
Note receivable from affiliates				$ 4,253	$ 0
Common units outstanding				147,797,720	83,323,911
Other Income				$ 9,884	$ 14,523	$ 5,232
Due From Related Parties, Current				10,545	19,639
Non-cash interest income
Related Party Transaction [Line Items]
Notes receivable				$ 203
Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units				13,076,923
Navios Holdings
Related Party Transaction [Line Items]
Value of consideration given		33,473
Payments to acquire notes receivable from affiliiates		$ 4,050
Note receivable, Amount to be received on maturity				$ 50,937
Income from credit default insurance				7,242	9,153
Other Income				7,623	$ 9,635
Due From Related Parties, Current				$ 8,255
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units		13,076,923
Closing share price							$ 2.25
Navios Holdings
Related Party Transaction [Line Items]
Common units interest percentage				18.80%
Common units outstanding				28,421,233
Navios Holdings' general partner interest in Navios Partners	2.00%			2.00%
Supplemental Credit Default Insurance Maximum Cash Payment			$ 20,000